Stockholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	$ 39,456
Beginning balance, Shares	39,455,931
Issuance of shares and warrants - net of issue costs	$ 4,278
Issuance of shares and warrants - net of issue costs, shares	4,277,667
Ending balance	$ 43,734	$ 39,456
Ending balance, Shares	43,733,598	39,455,931
Common Stock [Member] | Scenario, Previously Reported [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	$ 39,456
Beginning balance, Shares	39,455,931
Ending balance		$ 39,456
Ending balance, Shares		39,455,931
Common Stock [Member] | Restatement Adjustment [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance
Beginning balance, Shares
Ending balance
Ending balance, Shares
Additional Paid-in Capital [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	$ 17,363,208
Issuance of shares and warrants - net of issue costs	1,198,453
Stock-based compensation (note 8)	39,906
Ending balance	18,601,567	$ 17,363,208
Additional Paid-in Capital [Member] | Scenario, Previously Reported [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	17,500,008
Ending balance		17,500,008
Additional Paid-in Capital [Member] | Restatement Adjustment [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	(136,800)
Ending balance		$ (136,800)
Warrant [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	89,432
Issuance of shares and warrants - net of issue costs	$ 671,189
Warrants Issued For Services	16,634	300,000 [1]
Ending balance	$ 777,255	$ 89,432
Warrant [Member] | Scenario, Previously Reported [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	6,138,426
Ending balance		6,138,426
Warrant [Member] | Restatement Adjustment [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Beginning balance	$ (6,048,994)
Ending balance		$ (6,048,994)

[1]	The warrants are exercisable on a cashless basis at a price of $1.76 per share until September 12, 2018.